Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share (in millions, except per share data):

	2015	2014	2013
Numerator:
Net income	$82.2	$49.2	$46.8
Denominator:
Weighted average common shares outstanding for basic earnings per share	94.6	92.2	66.0
Weighted average effect of dilutive securities:
Stock options and restricted stock	0.4	0.5	0.3
Denominator for diluted earnings per share	95.0	92.7	66.3
Basic and diluted earnings per share:
Basic earnings per share	$0.87	$0.53	$0.71
Diluted earnings per share	$0.87	$0.53	$0.71